Commitments and Contingencies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies [Line Items]
Material commitments
Percentage of equity interest	56.96%
Pending or threatened claims and litigation